Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018		Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,227,291		¥ 1,204,406
Total gains (losses) for the period included in earnings, Assets		52,777		26,675
Total gains (losses) for the period included in other comprehensive income, Assets		(9,623)		(10,693)
Purchases, Assets		417,649		667,588
Issues, Assets		(429)		(1,385)
Sales, Assets		(178,314)		(129,415)
Settlements, Assets		(396,550)		(372,510)
Transfers into Level 3, Assets	[1]	28,556		22,326
Transfers out of Level 3, Assets	[1]	(6,857)		(43,666)
Level 3 assets, Ending balance		1,134,500		1,363,326
Change in unrealized gains (losses) included in earnings for assets still held at period end		31,963		27,630
Level 3 liabilities, Beginning balance		(25,528)		28,432
Total gains (losses) for the period included in earnings, Liabilities		(5,160)		(24,919)
Total gains (losses) for the period included in other comprehensive income, Liabilities		2,262		(595)
Purchases, Liabilities
Issues, Liabilities		848		4,243
Sales, Liabilities
Settlements, Liabilities		(11,902)		(13,055)
Transfers into Level 3, Liabilities	[1]	14,454		1,888
Transfers out of Level 3, Liabilities	[1]	24,235		(15,407)
Level 3 liabilities, Ending balance		5,005		31,615
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		(1,049)		(18,694)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		(25,528)		28,432
Total gains (losses) for the period included in earnings, Liabilities	[2]	(5,160)		(24,919)
Total gains (losses) for the period included in other comprehensive income, Liabilities		2,262		(595)
Issues, Liabilities		848		4,243
Settlements, Liabilities		(11,902)		(13,055)
Transfers into Level 3, Liabilities	[1]	14,454		1,888
Transfers out of Level 3, Liabilities	[1]	24,235		(15,407)
Level 3 liabilities, Ending balance		5,005		31,615
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[2]	(1,049)		(18,694)
Trading Account Assets, Trading Securities, Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	827,493		799,493
Total gains (losses) for the period included in earnings, Assets	[3],[4]	42,948		18,075
Purchases, Assets	[3]	274,937		522,384
Sales, Assets	[3]	(177,306)		(128,188)
Settlements, Assets	[3]	(181,133)		(240,479)
Transfers into Level 3, Assets	[1],[3]	4,532		20,416
Transfers out of Level 3, Assets	[1],[3]	(15,067)		(10,571)
Level 3 assets, Ending balance	[3]	776,404		981,130
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	40,167		18,905
Trading Account Assets, Trading Securities, Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets				(4)
Purchases, Assets				1,079
Level 3 assets, Ending balance				1,075
Change in unrealized gains (losses) included in earnings for assets still held at period end				(4)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,047		1,836
Total gains (losses) for the period included in earnings, Assets		214		341
Purchases, Assets		40,600		37,112
Sales, Assets		(40,710)		(37,369)
Settlements, Assets		(16)		(47)
Transfers out of Level 3, Assets	[1]			(973)
Level 3 assets, Ending balance		1,135		900
Change in unrealized gains (losses) included in earnings for assets still held at period end		6		69
Trading Account Assets, Trading Securities, Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		23,092		25,521
Total gains (losses) for the period included in earnings, Assets		682		(1,979)
Purchases, Assets		729		3,170
Sales, Assets		(193)		(533)
Settlements, Assets		(1,375)		(3,347)
Transfers into Level 3, Assets	[1],[5]	4,532		20,317
Transfers out of Level 3, Assets	[1],[5]	(15,067)		(9,598)
Level 3 assets, Ending balance		12,400		33,551
Change in unrealized gains (losses) included in earnings for assets still held at period end		642		(1,957)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		41,141		47,914
Total gains (losses) for the period included in earnings, Assets		667		2,344
Settlements, Assets		(3,072)		(4,044)
Level 3 assets, Ending balance		38,736		46,214
Change in unrealized gains (losses) included in earnings for assets still held at period end		636		2,306
Trading Account Assets, Trading Securities, Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		684,637		654,814
Total gains (losses) for the period included in earnings, Assets		38,155		16,454
Purchases, Assets		216,109		476,136
Sales, Assets		(136,388)		(88,454)
Settlements, Assets		(175,579)		(232,251)
Level 3 assets, Ending balance		626,934		826,699
Change in unrealized gains (losses) included in earnings for assets still held at period end		36,181		18,037
Trading Account Assets, Trading Securities, Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		33,450		35,552
Total gains (losses) for the period included in earnings, Assets		2,346		78
Level 3 assets, Ending balance		35,796		35,630
Change in unrealized gains (losses) included in earnings for assets still held at period end		2,346		79
Trading Account Assets, Trading Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		44,126		33,856
Total gains (losses) for the period included in earnings, Assets		884		841
Purchases, Assets		17,499		4,887
Sales, Assets		(15)		(1,832)
Settlements, Assets		(1,091)		(790)
Transfers into Level 3, Assets	[1]			99
Level 3 assets, Ending balance		61,403		37,061
Change in unrealized gains (losses) included in earnings for assets still held at period end		356		375
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		12,119		37,245
Total gains (losses) for the period included in earnings, Assets	[4]	3,739		7,470
Total gains (losses) for the period included in other comprehensive income, Assets		(545)		133
Purchases, Assets		582		568
Issues, Assets		(429)		(1,385)
Settlements, Assets		(34,413)		(13,829)
Transfers into Level 3, Assets	[1]	23,922		1,817
Transfers out of Level 3, Assets	[1]	8,424		(2,453)
Level 3 assets, Ending balance		13,399		29,566
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	(7,391)		10,436
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		14,596		28,551
Total gains (losses) for the period included in earnings, Assets		2,127		(303)
Total gains (losses) for the period included in other comprehensive income, Assets		(134)		(93)
Issues, Assets		(94)
Settlements, Assets		(18,154)		(6,231)
Transfers into Level 3, Assets	[1]	311		(3,399)
Transfers out of Level 3, Assets	[1]	(1,798)		402
Level 3 assets, Ending balance		(3,146)		18,927
Change in unrealized gains (losses) included in earnings for assets still held at period end		2,256		400
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		6,736		14,858
Total gains (losses) for the period included in earnings, Assets		(12,064)		(5,533)
Total gains (losses) for the period included in other comprehensive income, Assets		(262)		115
Purchases, Assets		18		235
Issues, Assets				(228)
Settlements, Assets		(2,614)		189
Transfers into Level 3, Assets	[1]	23,611	[5]	5,216
Transfers out of Level 3, Assets	[1]	(2,863)		(3,461)
Level 3 assets, Ending balance		12,562		11,391
Change in unrealized gains (losses) included in earnings for assets still held at period end		(11,544)		(2,516)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(10,685)		(6,312)
Total gains (losses) for the period included in earnings, Assets		13,488		13,082
Total gains (losses) for the period included in other comprehensive income, Assets		(153)		112
Purchases, Assets				332
Issues, Assets				(794)
Settlements, Assets		(13,690)		(7,887)
Transfers out of Level 3, Assets	[1]	13,085	[5]	606
Level 3 assets, Ending balance		2,045		(861)
Change in unrealized gains (losses) included in earnings for assets still held at period end		964		11,710
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		683		370
Total gains (losses) for the period included in earnings, Assets		156		261
Total gains (losses) for the period included in other comprehensive income, Assets		4		(1)
Purchases, Assets		564		1
Issues, Assets		(335)		(363)
Settlements, Assets		(1)		55
Level 3 assets, Ending balance		1,071		323
Change in unrealized gains (losses) included in earnings for assets still held at period end		900		880
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		789		(222)
Total gains (losses) for the period included in earnings, Assets		32		(37)
Settlements, Assets		46		45
Level 3 assets, Ending balance		867		(214)
Change in unrealized gains (losses) included in earnings for assets still held at period end		33		(38)
Investment Securities, Available-for-sale Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		350,660		337,526
Total gains (losses) for the period included in earnings, Assets	[6]	6,323		2,053
Total gains (losses) for the period included in other comprehensive income, Assets		(9,056)		(10,705)
Purchases, Assets		131,326		139,993
Sales, Assets				(30)
Settlements, Assets		(181,004)		(118,202)
Transfers into Level 3, Assets	[1]	102		93
Transfers out of Level 3, Assets	[1]	(89)		(30,390)
Level 3 assets, Ending balance		298,262		320,338
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(83)		(69)
Investment Securities, Available-for-sale Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		20,192		20,099
Total gains (losses) for the period included in other comprehensive income, Assets		(1,002)		(184)
Purchases, Assets		242		248
Settlements, Assets		(487)		(54)
Level 3 assets, Ending balance		18,945		20,109
Investment Securities, Available-for-sale Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		6,037		36,932
Total gains (losses) for the period included in earnings, Assets		4		115
Total gains (losses) for the period included in other comprehensive income, Assets		(3)		(17)
Purchases, Assets		1,670		521
Sales, Assets				(30)
Settlements, Assets		(5,318)		(446)
Transfers into Level 3, Assets	[1]	102		93	[5]
Transfers out of Level 3, Assets	[1]	(89)		(30,390)	[5]
Level 3 assets, Ending balance		2,403		6,778
Change in unrealized gains (losses) included in earnings for assets still held at period end		(83)		(69)
Investment Securities, Available-for-sale Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15		15
Level 3 assets, Ending balance		15		15
Investment Securities, Available-for-sale Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,430		2,971
Total gains (losses) for the period included in other comprehensive income, Assets		(104)		(49)
Settlements, Assets		(33)		(38)
Level 3 assets, Ending balance		2,293		2,884
Investment Securities, Available-for-sale Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		161,172		116,919
Total gains (losses) for the period included in earnings, Assets		6,319		1,938
Total gains (losses) for the period included in other comprehensive income, Assets		(2,806)		(4,971)
Purchases, Assets		129,400		139,224
Settlements, Assets		(163,469)		(115,699)
Level 3 assets, Ending balance		130,616		137,411
Investment Securities, Available-for-sale Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		160,814		160,590
Total gains (losses) for the period included in other comprehensive income, Assets		(5,141)		(5,484)
Purchases, Assets		14
Settlements, Assets		(11,697)		(1,965)
Level 3 assets, Ending balance		143,990		153,141
Investment Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		28,359		26,292
Total gains (losses) for the period included in earnings, Assets		(1,199)	[6]	(648)	[2]
Purchases, Assets		2,203		1,366
Sales, Assets		(825)		(1,194)
Transfers out of Level 3, Assets	[1]	(125)		(252)
Level 3 assets, Ending balance		28,413		25,564
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,602)	[6]	(1,280)	[2]
Investment Securities, Equity Securities [Member] | Nonmarketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		28,359		26,292
Total gains (losses) for the period included in earnings, Assets		(1,199)		(648)
Purchases, Assets		2,203		1,366
Sales, Assets		(825)		(1,194)
Transfers out of Level 3, Assets	[1]	(125)		(252)
Level 3 assets, Ending balance		28,413		25,564
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,602)		(1,280)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		8,660		3,850
Total gains (losses) for the period included in earnings, Assets		966	[7]	(275)	[2]
Total gains (losses) for the period included in other comprehensive income, Assets		(22)		(121)
Purchases, Assets		8,601		3,277
Sales, Assets		(183)		(3)
Level 3 assets, Ending balance		18,022		6,728
Change in unrealized gains (losses) included in earnings for assets still held at period end		¥ 872	[7]	¥ (362)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange losses-net.
[5]	Transfers into Level 3 for Foreign exchange contract were mainly caused by the valuation using certain unobservable input. Transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders and Equity contracts-net were mainly caused by the change of valuation model and the change cease using certain unobservable input.
[6]	Included in Investment securities gains-net.
[7]	Included in Other non-interest income.